September 30, 2017

2017 Annual Report to Shareholders

THE BLDRS INDEX FUNDS TRUST

A Unit Investment Trust

ADRA	BLDRS Asia 50 ADR Index Fund

ADRD	BLDRS Developed Markets 100 ADR Index Fund

ADRE	BLDRS Emerging Markets 50 ADR Index Fund

ADRU	BLDRS Europe Select ADR Index Fund

“BLDRS” and “Baskets of Listed Depositary Receipts” are service marks of The Bank of New York Mellon

Introduction

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund (ADRA)

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2017 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $3 billion to over $202 billion.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 84 component American Depositary Receipts as of September 30, 2017 representing the securities issued by 84 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $325 million to over $225 billion.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2017 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $4 billion to over $199 billion.

BLDRS Europe Select ADR Index Fund (ADRU)

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 74 component American Depositary Receipts as of September 30, 2017 representing the securities issued by 74 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $325 million to over $225 billion.

1

Schedule of Investments

BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2017

Number of Shares		Value
	American Depositary Receipts—99.8%
	Automobiles & Parts—13.4%
23,794	Honda Motor Co., Ltd.	$703,351
18,001	Toyota Motor Corp.	2,145,179

		2,848,530

	Banks—22.7%
5,776	HDFC Bank Ltd.	556,633
21,806	ICICI Bank Ltd.	186,659
5,516	KB Financial Group, Inc.	270,450
185,977	Mitsubishi UFJ Financial Group, Inc.	1,197,692
169,106	Mizuho Financial Group, Inc.	600,326
6,503	Shinhan Financial Group Co., Ltd.	288,083
76,007	Sumitomo Mitsui Financial Group, Inc.	586,014
44,578	Westpac Banking Corp.	1,124,257

		4,810,114

	Electricity—0.6%
7,476	Korea Electric Power Corp.	125,298

	Electronic & Electrical Equipment—1.4%
4,851	Kyocera Corp.	301,587

	Financial Services—1.3%
47,267	Nomura Holdings, Inc.	263,277

	Fixed Line Telecommunications—2.7%
2,016	China Telecom Corp. Ltd.	103,058
5,284	Chunghwa Telecom Co., Ltd.	180,237
3,889	KT Corp.	53,940
6,939	PT Telekomunikasi Indonesia Persero Tbk	238,008

		575,243

	General Retailers—15.9%
1,346	58.Com, Inc.(a)	84,986
15,377	Alibaba Group Holding Ltd.(a)	2,655,762
11,708	JD.com, Inc.(a)	447,245
3,670	TAL Education Group	123,716
5,638	Vipshop Holdings Ltd.(a)	49,558

		3,361,267

	Industrial Engineering—0.5%
3,050	Tata Motors Ltd.(a)	95,374

	Industrial Metals & Mining—1.9%
4,343	POSCO	301,404
5,495	Vedanta Ltd.	106,383

		407,787

	Industrial Transportation—0.3%
3,749	ZTO Express Cayman, Inc.(a)	52,636

	Leisure Goods—3.0%
17,064	Sony Corp.	637,170

	Life Insurance—1.4%
20,287	China Life Insurance Co., Ltd.	305,319

	Mining—4.0%
21,077	BHP Billiton Ltd.	854,251

	Mobile Telecommunications—6.3%
14,009	China Mobile Ltd.	708,435
8,825	China Unicom Hong Kong Ltd.(a)	123,815
16,932	NTT DOCOMO, Inc.	385,880

Number of Shares		Value
	American Depositary Receipts (continued)
	Mobile Telecommunications (continued)
5,117	SK Telecom Co., Ltd.	$125,827

		1,343,957

	Oil & Gas Producers—3.4%
3,479	China Petroleum & Chemical Corp.	263,569
2,165	CNOOC Ltd.	280,801
2,855	PetroChina Co., Ltd.	183,034

		727,404

	Software & Computer Services—8.6%
749	Autohome, Inc.(a)	45,000
3,691	Baidu, Inc.(a)	914,224
27,148	Infosys Ltd.	396,089
1,127	NetEase, Inc.	297,314
754	Weibo Corp.(a)	74,601
17,752	Wipro Ltd.	100,831

		1,828,059

	Technology Hardware & Equipment—10.6%
20,411	Advanced Semiconductor Engineering, Inc.	126,140
11,687	AU Optronics Corp.	47,215
14,614	Canon, Inc.	501,552
6,501	LG Display Co., Ltd.	87,243
36,872	Taiwan Semiconductor Manufacturing Co. Ltd.	1,384,544
35,427	United Microelectronics Corp.	88,568

		2,235,262

	Travel & Leisure—1.8%
6,151	Ctrip.Com International Ltd.(a)	324,404
2,624	Melco Resorts & Entertainment Ltd.	63,291

		387,695

	Total Investments in Securities (Cost $22,695,035)—99.8%	21,160,230
	Other assets less liabilities—0.2%	35,794

	Net Assets—100.0%	$21,196,024

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Schedule of Investments

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.7%(a)
	Automobiles & Parts—5.2%
27,814	Honda Motor Co., Ltd.	$822,182
21,043	Toyota Motor Corp.	2,507,694

		3,329,876

	Banks—23.5%
102,384	Banco Bilbao Vizcaya Argentaria SA	913,265
246,299	Banco Santander SA	1,709,315
61,210	Barclays PLC	633,524
37,285	Credit Suisse Group AG	589,103
31,768	Deutsche Bank AG(b)	548,951
62,572	HSBC Holdings PLC	3,091,683
59,298	ING Groep NV	1,092,269
273,982	Lloyds Banking Group PLC	1,002,774
217,402	Mitsubishi UFJ Financial Group, Inc.	1,400,069
194,900	Mizuho Financial Group, Inc.	691,895
25,416	Royal Bank of Scotland Group PLC(c)	185,029
108,562	Sumitomo Mitsui Financial Group, Inc.	837,013
58,821	UBS Group AG(b)	1,008,780
52,111	Westpac Banking Corp.	1,314,239

		15,017,909

	Beverages—4.9%
15,340	Anheuser-Busch InBev SA/NV	1,830,062
9,621	Diageo PLC	1,271,223

		3,101,285

	Construction & Materials—0.8%
12,639	CRH PLC	478,513

	Electronic & Electrical Equipment—0.5%
5,450	Kyocera Corp.	338,826

	Financial Services—0.5%
53,999	Nomura Holdings, Inc.	300,774

	Fixed Line Telecommunications—3.0%
25,408	BT Group PLC	488,850
32,942	Orange SA	540,908
17,741	Telecom Italia SpA(c)	166,765
68,072	Telefonica SA	734,497

		1,931,020

	Gas, Water & Multi-Utilities—1.1%
11,037	National Grid PLC	692,130

	Health Care Equipment & Services—1.8%
6,508	Fresenius Medical Care AG & Co., KGaA	318,176
14,447	Koninklijke Philips NV(b)	595,217
319	Mazor Robotics Ltd.(c)	15,749
6,840	Smith & Nephew PLC	248,976

		1,178,118

	Industrial Engineering—1.2%
29,629	ABB Ltd.	733,318

	Industrial Metals & Mining—0.6%
9,670	ArcelorMittal(b)(c)	249,099
3,625	Tenaris SA	102,624

		351,723

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Leisure Goods—1.1%
19,305	Sony Corp.	$720,849

	Life Insurance—1.7%
21,342	Aegon NV(b)	123,570
19,853	Prudential PLC	951,157

		1,074,727

	Media—1.9%
12,417	Pearson PLC	101,074
15,613	RELX NV	333,025
16,342	RELX PLC	365,244
4,098	WPP PLC	380,295

		1,179,638

	Mining—4.0%
24,638	BHP Billiton Ltd.	998,578
16,215	BHP Billiton PLC	574,822
1,440	Randgold Resources Ltd.	140,630
18,367	Rio Tinto PLC	866,739

		2,580,769

	Mobile Telecommunications—2.5%
19,161	NTT DOCOMO, Inc.	436,679
40,701	Vodafone Group PLC	1,158,351

		1,595,030

	Oil & Gas Producers—13.9%
50,539	BP PLC	1,942,214
19,531	Eni SpA	645,890
34,369	Royal Dutch Shell PLC, Class A	2,082,074
28,756	Royal Dutch Shell PLC, Class B	1,798,400
16,552	Statoil ASA	332,530
38,124	Total SA	2,040,396

		8,841,504

	Personal Goods—4.3%
26,329	Unilever NV(b)	1,554,464
20,117	Unilever PLC	1,165,981

		2,720,445

	Pharmaceuticals & Biotechnology—16.6%
601	Advanced Accelerator Applications SA(c)	40,640
4,181	Amarin Corp. PLC(c)	14,633
38,856	AstraZeneca PLC	1,316,441
407	Cellectis SA(c)	11,579
679	Galapagos NV(c)	69,088
37,382	GlaxoSmithKline PLC	1,517,709
3,987	Grifols SA	87,275
389	GW Pharmaceuticals PLC(c)	39,480
40,339	Novartis AG	3,463,103
27,724	Novo Nordisk A/S	1,334,911
35,207	Sanofi	1,752,957
4,686	Shire PLC	717,614
14,030	Teva Pharmaceutical Industries Ltd.	246,928

		10,612,358

	Software & Computer Services—2.7%
935	Criteo SA(c)	38,803
677	LINE Corp.(c)	24,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

BLDRS Developed Markets 100 ADR Index Fund (ADRD) (continued)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Software & Computer Services (continued)
15,245	SAP SE	$1,671,614
187	Talend SA(c)	7,656

		1,742,580

	Technology Hardware & Equipment—4.5%
6,625	ASML Holding NV(b)	1,134,200
16,793	Canon, Inc.	576,336
2,499	Logitech International SA(b)	91,113
920	Nice Ltd.	74,805
89,604	Nokia OYJ	535,832
10,204	STMicroelectronics NV(b)	198,162
46,729	Telefonaktiebolaget LM Ericsson	268,692

		2,879,140

	Tobacco—3.4%
35,154	British American Tobacco PLC	2,195,367

	Travel & Leisure—1.0%
3,304	Carnival PLC	213,042
3,047	InterContinental Hotels Group PLC	161,156
2,753	Melco Resorts & Entertainment Ltd.	66,402
1,834	Ryanair Holdings PLC(c)	193,340
461	Trivago NV(c)	5,002

		638,942

	Total Investments in Securities (Cost $76,152,127)—100.7%	64,234,841
	Other assets less liabilities—(0.7)%	(451,892)

	Net Assets—100.0%	$63,782,949

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	New York Registry Shares.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Schedule of Investments

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2017

Number of Shares		Value
	American Depositary Receipts—100.0%
	Banks—15.0%
402,868	Banco Bradesco SA	$4,459,749
14,891	Bancolombia SA	681,859
55,276	HDFC Bank Ltd.	5,326,948
206,024	ICICI Bank Ltd.	1,763,565
425,602	Itau Unibanco Holding SA	5,830,747
52,330	KB Financial Group, Inc.	2,565,740
62,472	Shinhan Financial Group Co., Ltd.	2,767,510

		23,396,118

	Beverages—4.2%
579,559	Ambev SA	3,819,294
28,472	Fomento Economico Mexicano SAB de CV	2,719,930

		6,539,224

	Chemicals—1.4%
78,020	Sasol Ltd.	2,147,891

	Construction & Materials—1.1%
191,884	Cemex SAB de CV(a)	1,742,307

	Electricity—1.2%
74,176	Enel Americas SA	758,079
67,659	Korea Electric Power Corp.	1,133,965

		1,892,044

	Fixed Line Telecommunications—3.7%
18,282	China Telecom Corp. Ltd.	934,576
50,077	Chunghwa Telecom Co., Ltd.	1,708,126
65,070	PT Telekomunikasi Indonesia Persero Tbk	2,231,901
54,562	Telefonica Brasil SA	864,262

		5,738,865

	Food Producers—0.8%
82,419	BRF SA(a)	1,187,658

	Gas, Water & Multi-Utilities—0.9%
57,176	Ultrapar Participacoes SA	1,361,932

	General Retailers—20.6%
11,744	58.Com, Inc.(a)	741,516
151,836	Alibaba Group Holding Ltd.(a)	26,223,595
102,174	JD.com, Inc.(a)	3,903,047
36,808	TAL Education Group	1,240,798

		32,108,956

	Industrial Engineering—0.5%
26,626	Tata Motors Ltd.(a)	832,595

	Industrial Metals & Mining—5.2%
42,269	POSCO	2,933,469
412,929	Vale SA	4,158,195
55,093	Vedanta Ltd.	1,066,600

		8,158,264

	Life Insurance—1.9%
196,065	China Life Insurance Co., Ltd.	2,950,778

	Media—0.9%
57,645	Grupo Televisa SAB	1,422,102

	Mobile Telecommunications—8.4%
152,825	America Movil SAB de CV, Series L	2,712,644
145,054	China Mobile Ltd.	7,335,381

Number of Shares		Value
	American Depositary Receipts (continued)
	Mobile Telecommunications (continued)
78,761	China Unicom Hong Kong Ltd.(a)	$1,105,017
67,134	Mobile Telesystems PJSC	700,879
46,912	SK Telecom Co., Ltd.	1,153,566

		13,007,487

	Oil & Gas Producers—7.5%
33,612	China Petroleum & Chemical Corp.	2,546,445
21,174	CNOOC Ltd.	2,746,268
27,796	PetroChina Co., Ltd.	1,782,001
196,097	Petroleo Brasileiro SA(a)	1,968,814
276,760	Petroleo Brasileiro SA (Preference Shares)(a)	2,673,502

		11,717,030

	Software & Computer Services—10.9%
36,079	Baidu, Inc.(a)	8,936,407
263,078	Infosys Ltd.	3,838,308
9,783	NetEase, Inc.	2,580,853
6,617	Weibo Corp.(a)	654,686
153,714	Wipro Ltd.	873,096

		16,883,350

	Technology Hardware & Equipment—13.6%
178,858	Advanced Semiconductor Engineering, Inc.	1,105,342
58,453	LG Display Co., Ltd.	784,439
491,810	Taiwan Semiconductor Manufacturing Co. Ltd.	18,467,466
313,411	United Microelectronics Corp.	783,528

		21,140,775

	Travel & Leisure—2.2%
53,120	Ctrip.Com International Ltd.(a)	2,801,549
50,369	Latam Airlines Group SA	667,389

		3,468,938

	Total Investments in Securities (Cost $153,307,487)—100.0%	155,696,314
	Other assets less liabilities—(0.0)%	(65,302)

	Net Assets—100.0%	$155,631,012

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Schedule of Investments

BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.1%(a)
	Banks—20.4%
28,266	Banco Bilbao Vizcaya Argentaria SA	$252,133
67,998	Banco Santander SA	471,906
16,899	Barclays PLC	174,905
10,293	Credit Suisse Group AG	162,629
8,770	Deutsche Bank AG(b)	151,545
17,275	HSBC Holdings PLC	853,558
16,371	ING Groep NV	301,554
75,640	Lloyds Banking Group PLC	276,842
7,017	Royal Bank of Scotland Group PLC(c)	51,084
16,239	UBS Group AG(b)	278,499

		2,974,655

	Beverages—5.9%
4,235	Anheuser-Busch InBev SA/NV	505,236
2,656	Diageo PLC	350,937

		856,173

	Construction & Materials—0.9%
3,489	CRH PLC	132,094

	Financial Services—0.0%
190	QIWI PLC	3,219

	Fixed Line Telecommunications—3.7%
7,014	BT Group PLC	134,949
9,094	Orange SA	149,324
4,898	Telecom Italia SpA(c)	46,041
18,793	Telefonica SA	202,776

		533,090

	Gas, Water & Multi-Utilities—1.3%
3,047	National Grid PLC	191,077

	Health Care Equipment & Services—2.2%
1,797	Fresenius Medical Care AG & Co., KGaA	87,855
3,989	Koninklijke Philips NV(b)	164,347
88	Mazor Robotics Ltd.(c)	4,344
1,889	Smith & Nephew PLC	68,760

		325,306

	Industrial Engineering—1.4%
8,180	ABB Ltd.	202,455

	Industrial Metals & Mining—0.7%
2,670	ArcelorMittal(b)(c)	68,779
397	Mechel PJSC(c)	2,053
1,001	Tenaris SA	28,338

		99,170

	Life Insurance—2.0%
5,892	Aegon NV(b)	34,114
5,481	Prudential PLC	262,595

		296,709

	Media—2.2%
3,428	Pearson PLC	27,904
4,310	RELX NV	91,932
4,512	RELX PLC	100,843
1,131	WPP PLC	104,957

		325,636

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mining—3.0%
4,477	BHP Billiton PLC	$158,710
398	Randgold Resources Ltd.	38,869
5,071	Rio Tinto PLC	239,300

		436,879

	Mobile Telecommunications—2.3%
2,160	Mobile Telesystems PJSC	22,550
11,237	Vodafone Group PLC	319,805

		342,355

	Oil & Gas Producers—16.8%
13,953	BP PLC	536,214
5,392	Eni SpA	178,313
9,489	Royal Dutch Shell PLC, Class A	574,844
7,939	Royal Dutch Shell PLC, Class B	496,505
4,570	Statoil ASA	91,811
10,525	Total SA	563,298

		2,440,985

	Personal Goods—5.2%
7,269	Unilever NV(b)	429,162
5,554	Unilever PLC	321,910

		751,072

	Pharmaceuticals & Biotechnology—20.1%
166	Advanced Accelerator Applications SA(c)	11,225
1,154	Amarin Corp. PLC(c)	4,039
10,727	AstraZeneca PLC	363,431
112	Cellectis SA(c)	3,186
187	Galapagos NV(c)	19,027
10,320	GlaxoSmithKline PLC	418,992
1,101	Grifols SA	24,101
107	GW Pharmaceuticals PLC(c)	10,859
11,137	Novartis AG	956,112
7,654	Novo Nordisk A/S	368,540
9,720	Sanofi	483,959
1,294	Shire PLC	198,163
3,873	Teva Pharmaceutical Industries Ltd.	68,165

		2,929,799

	Software & Computer Services—3.3%
258	Criteo SA(c)	10,707
4,209	SAP SE	461,517
52	Talend SA(c)	2,129
1,638	VEON Ltd.	6,847

		481,200

	Technology Hardware & Equipment—4.4%
1,829	ASML Holding NV(b)	313,125
690	Logitech International SA(b)	25,157
254	Nice Ltd.	20,653
24,738	Nokia OYJ	147,933
2,817	STMicroelectronics NV(b)	54,706
12,901	Telefonaktiebolaget LM Ericsson	74,181

		635,755

	Tobacco—4.2%
9,705	British American Tobacco PLC	606,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

BLDRS Europe Select ADR Index Fund (ADRU) (continued)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Travel & Leisure—1.1%
912	Carnival PLC	$58,806
841	InterContinental Hotels Group PLC	44,480
506	Ryanair Holdings PLC(c)	53,343
127	Trivago NV(c)	1,378

		158,007

	Total Investments in Securities (Cost $17,915,077)—101.1%	14,721,713
	Other assets less liabilities—(1.1)%	(160,339)

	Net Assets—100.0%	$14,561,374

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.

(b) New York Registry Shares.

(c) Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statements of Assets and Liabilities

September 30, 2017

	BLDRS Asia 50 ADR Index Fund (ADRA)	BLDRS Developed Markets 100 ADR Index Fund (ADRD)	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value	$21,160,230	$64,234,841	$155,696,314	$14,721,713
Cash	209,839	—	1,081,625	—
Receivables:
Dividends	58,898	129,975	611,038	36,224
Amount due from Sponsor	6,029	—	—	20,332
Foreign tax reclaims	853	137,232	4,828	33,340

Total Assets	21,435,849	64,502,048	157,393,805	14,811,609

Liabilities:
Due to custodian	—	221,263	—	121,463
Payables:
Distributions	197,164	383,740	1,498,500	89,369
Amount due to Trustee	4,374	12,929	30,671	2,821
Amount due to Licensor	—	35,626	81,326	—
Amount due to Sponsor	—	23,574	97,738	—
Accrued expenses	38,287	41,967	54,558	36,582

Total Liabilities	239,825	719,099	1,762,793	250,235

Net Assets	$21,196,024	$63,782,949	$155,631,012	$14,561,374

Net Assets Consist of:
Shares of beneficial interest	$30,807,577	$95,136,754	$245,176,340	$23,775,071
Undistributed net investment income	32,566	(383,740)	(1,192,738)	(89,369)
Undistributed net realized gain (loss)	(8,109,314)	(19,052,779)	(90,741,417)	(5,930,964)
Net unrealized appreciation (depreciation)	(1,534,805)	(11,917,286)	2,388,827	(3,193,364)

Net Assets	$21,196,024	$63,782,949	$155,631,012	$14,561,374

Shares outstanding (unlimited shares authorized, $0.001 par value)	650,000	2,800,000	3,700,000	650,000

Net asset value	$32.61	$22.78	$42.06	$22.40

Investments in securities, at cost	$22,695,035	$76,152,127	$153,307,487	$17,915,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statements of Operations

For the years ended September 30, 2017, 2016, 2015

	BLDRS Asia 50 ADR Index Fund (ADRA)
	2017	2016	2015
Investment Income:
Dividend income	$606,773	$594,544	$794,360
Foreign withholding tax	(56,325)	(62,261)	(68,709)

Total Income	550,448	532,283	725,651

Expenses:
Professional fees	30,752	28,846	37,431
Trustee fees	21,213	21,852	26,544
Licensing fees	12,729	13,123	15,926
Intraday valuation fee	10,001	9,999	10,001
Compliance service fees	2,999	4,923	10,140
Other expenses	4,703	3,992	5,689

Total Expenses	82,397	82,735	105,731

Less: Expenses waived by the Licensor	(12,729)	(13,123)	(15,926)
Less: Expenses assumed by the Sponsor	(6,029)	(3,966)	(10,174)

Net Expenses	63,639	65,646	79,631

Net Investment Income	486,809	466,637	646,020

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(136,556)	(103,971)	(1,047,102)
In-kind redemptions	233,262	(107,976)	—

Net realized gain (loss)	96,706	(211,947)	(1,047,102)

Net change in unrealized appreciation (depreciation) on investment securities	2,940,075	2,344,832	(2,020,625)

Net realized and unrealized gain (loss)	3,036,781	2,132,885	(3,067,727)

Net increase (decrease) in net assets resulting from operations	$3,523,590	$2,599,522	$(2,421,707)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statements of Operations (continued)

For the years ended September 30, 2017, 2016, 2015

	BLDRS Developed Markets 100 ADR Index Fund (ADRD)
	2017	2016	2015
Investment Income:
Dividend income	$2,392,879	$2,579,436	$2,567,999
Foreign withholding tax	(212,514)	(187,506)	(151,843)

Total Income	2,180,365	2,391,930	2,416,156

Expenses:
Trustee fees	59,374	62,496	65,738
Professional fees	38,851	32,847	41,431
Licensing fees	35,626	37,534	39,436
Intraday valuation fee	10,001	9,999	10,001
Marketing expenses	4,335	17,628	11,802
Compliance service fees	2,999	14,895	19,754
Other expenses	7,767	12,414	9,019

Total Expenses	158,953	187,813	197,181

Net Investment Income	2,021,412	2,204,117	2,218,975

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,205,489)	(1,209,431)	(1,819,663)
In-kind redemptions	858,492	704,578	404,153

Net realized gain (loss)	(346,997)	(504,853)	(1,415,510)

Net change in unrealized appreciation (depreciation) on investment securities	7,766,216	(1,385,377)	(8,850,017)

Net realized and unrealized gain (loss)	7,419,219	(1,890,230)	(10,265,527)

Net increase (decrease) in net assets resulting from operations	$9,440,631	$313,887	$(8,046,552)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
	2017	2016	2015
Investment Income:
Dividend income	$3,040,429	$2,857,130	$4,318,040
Foreign withholding tax	(273,187)	(318,524)	(430,502)

Total Income	2,767,242	2,538,606	3,887,538

Expenses:
Trustee fees	135,528	124,240	179,132
Licensing fees	81,326	74,655	107,479
Professional fees	44,957	45,724	40,989
Reports to shareholders fee	8,224	18,821	20,030
Compliance service fees	2,999	15,950	71,831
Marketing expenses	(66,598)	61,995	97,987
Other expenses	35,813	32,030	28,947

Total Expenses	242,249	373,415	546,395

Net Investment Income	2,524,993	2,165,191	3,341,143

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(7,013,343)	(5,260,453)	(20,403,821)
In-kind redemptions	(251,263)	(7,375,304)	(6,886,017)

Net realized gain (loss)	(7,264,606)	(12,635,757)	(27,289,838)

Net change in unrealized appreciation (depreciation) on investment securities	33,881,764	39,100,471	(27,067,954)

Net realized and unrealized gain (loss)	26,617,158	26,464,714	(54,357,792)

Net increase (decrease) in net assets resulting from operations	$29,142,151	$28,629,905	$(51,016,649)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations (continued)

For the years ended September 30, 2017, 2016, 2015

	BLDRS Europe Select ADR Index Fund (ADRU)
	2017	2016	2015
Investment Income:
Dividend income	$567,979	$730,667	$819,255
Foreign withholding tax	(52,318)	(49,725)	(51,727)

Total Income	515,661	680,942	767,528

Expenses:
Professional fees	30,192	29,835	34,430
Trustee fees	13,655	16,956	21,098
Intraday valuation fee	10,001	9,999	10,001
Licensing fees	8,194	10,190	12,659
Compliance service fees	2,999	6,082	6,442
Other expenses	4,450	7,960	6,231

Total Expenses	69,491	81,022	90,861

Less: Expenses waived by the Licensor	(8,194)	(10,190)	(12,659)
Less: Expenses assumed by the Sponsor	(20,332)	(19,861)	(14,909)

Net Expenses	40,965	50,971	63,293

Net Investment Income	474,696	629,971	704,235

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(270,159)	(425,396)	(779,242)
In-kind redemptions	(35,443)	229,049	261,918

Net realized gain (loss)	(305,602)	(196,347)	(517,324)

Net change in unrealized appreciation (depreciation) on investment securities	2,018,686	(370,151)	(2,780,272)

Net realized and unrealized gain (loss)	1,713,084	(566,498)	(3,297,596)

Net increase (decrease) in net assets resulting from operations	$2,187,780	$63,473	$(2,593,361)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Changes in Net Assets

For the years ended September 30, 2017, 2016, 2015

	BLDRS Asia 50 ADR Index Fund (ADRA)
	2017	2016	2015
Operations:
Net investment income	$486,809	$466,637	$646,020
Net realized gain (loss)	96,706	(211,947)	(1,047,102)
Net change in unrealized appreciation (depreciation)	2,940,075	2,344,832	(2,020,625)

Net increase (decrease) in net assets resulting from operations	3,523,590	2,599,522	(2,421,707)

Distributions to Shareholders from:
Net investment income	(454,562)	(488,796)	(648,369)

Shareholder Transactions:
Proceeds from shares sold	—	1,240,504	640
Value of shares repurchased	(4,496,806)	(3,866,725)	—

Net increase (decrease) in net assets resulting from shares transactions	(4,496,806)	(2,626,221)	640

Increase (Decrease) in Net Assets	(1,427,778)	(515,495)	(3,069,436)

Net Assets:
Beginning of year	22,623,802	23,139,297	26,208,733

End of year	$21,196,024	$22,623,802	$23,139,297

Undistributed net investment income at end of year	$32,566	$319	$22,478

Changes in Shares Outstanding:
Shares sold	—	50,000	—
Shares repurchased	(150,000)	(150,000)	—
Shares outstanding, beginning of year	800,000	900,000	900,000

Shares outstanding, ending of year	650,000	800,000	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets (continued)

For the years ended September 30, 2017, 2016, 2015

	BLDRS Developed Markets 100 ADR Index Fund (ADRD)
	2017	2016	2015
Operations:
Net investment income	$2,021,412	$2,204,117	$2,218,975
Net realized gain (loss)	(346,997)	(504,853)	(1,415,510)
Net change in unrealized appreciation (depreciation)	7,766,216	(1,385,377)	(8,850,017)

Net increase (decrease) in net assets resulting from operations	9,440,631	313,887	(8,046,552)

Distributions to Shareholders from:
Net investment income	(2,126,666)	(2,419,239)	(2,412,654)

Shareholder Transactions:
Proceeds from shares sold	3,228,202	3,096,979	21,192,472
Value of shares repurchased	(5,252,851)	(7,748,881)	(2,371,229)

Net increase (decrease) in net assets resulting from shares transactions	(2,024,649)	(4,651,902)	18,821,243

Increase (Decrease) in Net Assets	5,289,316	(6,757,254)	8,362,037

Net Assets:
Beginning of year	58,493,633	65,250,887	56,888,850

End of year	$63,782,949	$58,493,633	$65,250,887

Undistributed net investment income at end of year	$(383,740)	$(357,764)	$(142,642)

Changes in Shares Outstanding:
Shares sold	150,000	150,000	900,000
Shares repurchased	(250,000)	(400,000)	(100,000)
Shares outstanding, beginning of year	2,900,000	3,150,000	2,350,000

Shares outstanding, ending of year	2,800,000	2,900,000	3,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
	2017	2016	2015
Operations:
Net investment income	$2,524,993	$2,165,191	$3,341,143
Net realized gain (loss)	(7,264,606)	(12,635,757)	(27,289,838)
Net change in unrealized appreciation (depreciation)	33,881,764	39,100,471	(27,067,954)

Net increase (decrease) in net assets resulting from operations	29,142,151	28,629,905	(51,016,649)

Distributions to Shareholders from:
Net investment income	(2,747,944)	(2,825,467)	(4,309,130)

Shareholder Transactions:
Proceeds from shares sold	4,148,878	4,529,729	124,414
Value of shares repurchased	(5,281,019)	(24,580,528)	(33,841,503)

Net increase (decrease) in net assets resulting from shares transactions	(1,132,141)	(20,050,799)	(33,717,089)

Increase (Decrease) in Net Assets	25,262,066	5,753,639	(89,042,868)

Net Assets:
Beginning of year	130,368,946	124,615,307	213,658,175

End of year	$155,631,012	$130,368,946	$124,615,307

Undistributed net investment income at end of year	$(1,192,738)	$(969,787)	$(924,251)

Changes in Shares Outstanding:
Shares sold	100,000	150,000	—
Shares repurchased	(150,000)	(850,000)	(1,000,000)
Shares outstanding, beginning of year	3,750,000	4,450,000	5,450,000

Shares outstanding, ending of year	3,700,000	3,750,000	4,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Changes in Net Assets (continued)

For the years ended September 30, 2017, 2016, 2015

	BLDRS Europe Select ADR Index Fund (ADRU)
	2017	2016	2015
Operations:
Net investment income	$474,696	$629,971	$704,235
Net realized gain (loss)	(305,602)	(196,347)	(517,324)
Net change in unrealized appreciation (depreciation)	2,018,686	(370,151)	(2,780,272)

Net increase (decrease) in net assets resulting from operations	2,187,780	63,473	(2,593,361)

Distributions to Shareholders from:
Net investment income	(512,980)	(729,587)	(822,392)

Shareholder Transactions:
Proceeds from shares sold	—	—	3,562,672
Value of shares repurchased	(1,906,198)	(2,967,480)	(1,186,972)

Net increase (decrease) in net assets resulting from shares transactions	(1,906,198)	(2,967,480)	2,375,700

Increase (Decrease) in Net Assets	(231,398)	(3,633,594)	(1,040,053)

Net Assets:
Beginning of year	14,792,772	18,426,366	19,466,419

End of year	$14,561,374	$14,792,772	$18,426,366

Undistributed net investment income at end of year	$(89,369)	$(125,348)	$(94,273)

Changes in Shares Outstanding:
Shares sold	—	—	150,000
Shares repurchased	(100,000)	(150,000)	(50,000)
Shares outstanding, beginning of year	750,000	900,000	800,000

Shares outstanding, ending of year	650,000	750,000	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights

BLDRS Asia 50 ADR Index Fund (ADRA)

	Year Ended September 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of year	$28.28	$25.71	$29.12	$29.06	$23.95
Net investment income(a)	0.69	0.56	0.72	0.67	0.62
Net realized and unrealized gain (loss) on investments	4.31	2.61	(3.41)	0.09	4.88
Total from investment operations	5.00	3.17	(2.69)	0.76	5.50
Distributions to shareholders from:
Net investment income	(0.67)	(0.60)	(0.72)	(0.70)	(0.39)
Net asset value at end of year	$32.61	$28.28	$25.71	$29.12	$29.06
Net Asset Value Total Return(b)	17.83%	12.51%	(9.44)%	2.59%	23.04%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$21,196	$22,624	$23,139	$26,209	$29,061
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.39%	0.38%	0.40%	0.37%	0.40%
Net investment income, after Waivers	2.29%	2.13%	2.43%	2.29%	2.30%
Portfolio turnover rate(c)	11.53%	7.00%	11.27%	3.47%	7.01%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Year Ended September 30,
	2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of year	$20.17	$20.71	$24.21	$23.70		$19.91
Net investment income(a)	0.72	0.71	0.79	1.23	(b)	0.68
Net realized and unrealized gain (loss) on investments	2.65	(0.46)	(3.45)	0.49		3.79
Total from investment operations	3.37	0.25	(2.66)	1.72		4.47
Distributions to shareholders from:
Net investment income	(0.76)	(0.79)	(0.84)	(1.21)		(0.68)
Net asset value at end of year	$22.78	$20.17	$20.71	$24.21		$23.70
Net Asset Value Total Return(c)	17.01%	1.34%	(11.26)%	7.29%		22.78%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$63,783	$58,494	$65,251	$56,889		$49,778
Ratio to average net assets of:
Expenses, after Waivers	0.27%	0.30%	0.30%	0.30%		0.30%
Expenses, prior to Waivers	0.27%	0.30%	0.30%	0.30%		0.33%
Net investment income after Waivers	3.40%	3.52%	3.38%	4.97	%(b)	3.12%
Portfolio turnover rate(d)	5.30%	5.05%	4.06%	6.56%		3.58%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights (continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Year Ended September 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of year	$34.77	$28.00	$39.20	$37.03	$39.27
Net investment income(a)	0.69	0.53	0.66	0.84	0.88
Net realized and unrealized gain (loss) on investments	7.35	6.94	(10.97)	2.16	(2.21)
Total from investment operations	8.04	7.47	(10.31)	3.00	(1.33)
Distribution to shareholders from:
Net investment income	(0.75)	(0.70)	(0.89)	(0.83)	(0.91)
Net asset value at end of year	$42.06	$34.77	$28.00	$39.20	$37.03
Net Asset Value Total Return(b)	23.33%	26.99%	(26.58)%	8.17%	(3.36)%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$155,631	$130,369	$124,615	$213,658	$244,388
Ratio to average net assets of:
Expenses	0.18%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.86%	1.74%	1.87%	2.20%	2.30%
Portfolio turnover rate(c)	10.66%	7.61%	17.51%	8.34%	8.62%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

BLDRS Europe Select ADR Index Fund (ADRU)

	Year Ended September 30,
	2017	2016	2015	2014		2013
Per Share Operating Performance:
Net asset value at beginning of year	$19.72	$20.47	$24.33	$23.30		$19.92
Net investment income(a)	0.71	0.74	0.77	1.36	(b)	0.70
Net realized and unrealized gain (loss) on investments	2.76	(0.62)	(3.75)	1.02		3.25
Total from investment operations	3.47	0.12	(2.98)	2.38		3.95
Distribution to shareholders from:
Net investment income	(0.79)	(0.87)	(0.88)	(1.35)		(0.57)
Net asset value at end of year	$22.40	$19.72	$20.47	$24.33		$23.30
Net Asset Value Total Return(c)	17.94%	0.70%	(12.53)%	10.28%		20.10%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$14,561	$14,793	$18,426	$19,466		$15,142
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%		0.30%
Expenses, prior to Waivers	0.51%	0.48%	0.43%	0.47%		0.58%
Net investment income after Waivers	3.48%	3.71%	3.34%	5.49	%(b)	3.25%
Portfolio turnover rate(d)	5.85%	5.24%	4.79%	7.79%		3.00%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Notes to Financial Statements

BLDRS Index Funds Trust

September 30, 2017

Note 1. Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2017, the Trust offered four portfolios:

Full Name	Short Name
BLDRS Asia 50 ADR Index Fund	“Asia”
BLDRS Developed Markets 100 ADR Index Fund	“Developed Markets”
BLDRS Emerging Markets 50 ADR Index Fund	“Emerging Markets”
BLDRS Europe Select ADR Index Fund	“Europe”

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	BNY Mellon ADR Index
Asia	BNY Mellon Asia 50 ADR IndexSM
Developed Markets	BNY Mellon Developed Markets 100 ADR IndexSM
Emerging Markets	BNY Mellon Emerging Markets 50 ADR IndexSM
Europe	BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco PowerShares Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

19

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

20

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

G. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Funds accrue daily and pay monthly the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2017, 2016 and 2015, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor as of September 30, 2017.

Asia	$—
Developed Markets	23,574
Emerging Markets	97,738
Europe	—

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be

21

removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2017, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2017, 2016 and 2015, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Fiscal Year Ended September 30,			Expenses Assumed by the Sponsor Fiscal Year Ended September 30,
	2017	2016	2015	2017	2016	2015
Asia	$12,729	$13,123	$15,926	$6,029	$3,966	$10,174
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	8,194	10,190	12,659	20,332	19,861	14,909

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended September 30, 2017, there were no material transfers between valuation levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2017, 2016 and 2015:

	Ordinary Income
	2017	2016	2015
Asia	$454,562	$488,796	$648,369
Developed Markets	2,126,666	2,419,239	2,412,654
Emerging Markets	2,747,944	2,825,467	4,309,130
Europe	512,980	729,587	822,392

22

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$229,731	$(197,163)	$(1,786,274)	$(7,818,069)	$(39,778)	$30,807,577	$21,196,024
Developed Markets	—	(383,741)	(14,028,131)	(16,711,950)	(229,983)	95,136,754	63,782,949
Emerging Markets	305,762	(1,498,499)	(216,716)	(81,817,781)	(6,318,094)	245,176,340	155,631,012
Europe	—	(89,369)	(3,507,563)	(5,478,933)	(137,832)	23,775,071	14,561,374

*	The Funds will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of each Fund's next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of September 30, 2017:

			Post-effective/ no expiration
	2018	2019	Short-Term	Long-Term	Total*	Expired
Asia	$4,149,037	$298,791	$294,091	$3,076,150	$7,818,069	$3,330,400
Developed Markets	8,058,923	2,608,098	125,892	5,919,037	16,711,950	681,358
Emerging Markets	10,088,950	1,412,302	4,359,521	65,957,008	81,817,781	31,056,295
Europe	2,226,447	1,078,809	19,242	2,154,435	5,478,933	325,340

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$2,443,837	$2,481,480
Developed Markets	3,171,477	3,530,860
Emerging Markets	14,486,050	15,076,115
Europe	811,683	859,650

For the fiscal year ended September 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$—	$4,457,666
Developed Markets	3,219,306	4,880,010
Emerging Markets	4,157,321	5,316,465
Europe	—	1,926,921

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

23

At September 30, 2017, cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Asia	$3,792,898	$(5,579,172)	$(1,786,274)	$22,946,504
Developed Markets	4,575,295	(18,603,426)	(14,028,131)	78,262,972
Emerging Markets	41,565,488	(41,782,204)	(216,716)	155,913,030
Europe	1,535,491	(5,043,054)	(3,507,563)	18,229,276

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions and expired capital loss carryforwards on September 30, 2017, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2017, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Asia	$—	$3,384,883	$(3,384,883)
Developed Markets	79,278	188,187	(267,465)
Emerging Markets	—	31,462,644	(31,462,644)
Europe	74,263	465,160	(539,423)

Note 8. Capital

The Shares of the Funds are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date. The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders, which are treated as increases in capital. For fiscal years ended September 30, 2017, 2016 and 2015, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year Ended September 30,
	2017	2016	2015
Asia	$1,500	$2,000	$—
Developed Markets	6,000	7,000	13,000
Emerging Markets	2,500	7,500	7,500
Europe	2,000	2,000	4,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2017, 2016 or 2015.

Note 9. Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

24

Report of Independent Registered Public Accounting Firm

To the Sponsor and Trustee of BLDRS Index Funds Trust and Unitholders of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund , BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund (constituting BLDRS Index Fund Trust, hereafter collectively referred to as the “Funds” ) as of September 30, 2017, the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended and the financial highlights for each of the years ended September 30, 2017, 2016, 2015 and 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, provide a reasonable basis for our opinions. The financial highlights of the Funds for the year ended September 30, 2013 were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 22, 2017

25

Supplemental Information

(Unaudited)

BLDRS Asia 50 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Emerging Markets 50 ADR Index Fund

BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution for Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund’s net asset value. Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares. The “Closing Market Price” of shares in each BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds’ NAV is calculated. Each Fund’s Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2012 through September 30, 2017.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

BLDRS Asia 50 ADR Index Fund

Five Year Period Ended September 30, 2017

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	328	98.20%	868	93.94%
>0.50% to 1.00%	5	1.50%	38	4.11%
>1.0 % to 2.00%	1	0.30%	7	0.76%
>2.00%	—	—%	11	1.19%
Total	334	100.00%	924	100.00%

BLDRS Developed Markets 100 ADR Index Fund

Five Year Period Ended September 30, 2017

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	503	99.41%	746	99.20%
>0.50% to 1.00%	3	0.59%	3	0.40%
>1.00% to 2.00%	—	—%	3	0.40%
>2.00%	—	—%	—	—%
Total	506	100.00%	752	100.00%

26

Supplemental Information (continued)

(Unaudited)

BLDRS Emerging Markets 50 ADR Index Fund

Five Year Period Ended September 30, 2017

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	315	98.75%	934	99.47%
>0.50% to 1.00%	3	0.94%	3	0.32%
>1.00% to 2.00%	1	0.31%	2	0.21%
>2.00%	—	—%	—	—%
Total	319	100.00%	939	100.00%

BLDRS Europe Select ADR Index Fund

Five Year Period Ended September 30, 2017

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0% to 0.50%	546	99.82%	692	97.33%
>0.50% to 1.00%	—	—%	14	1.97%
>1.00% to 2.00%	1	0.18%	4	0.56%
>2.00%	—	—%	1	0.14%
Total	547	100.00%	711	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Annualized and Cumulative Returns for each BLDRS Fund

Annualized Total Return

For the Period Ending September 30, 2017

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia 50 ADR Index Fund	17.83%	17.80%	17.41%	8.67%	8.78%	8.00%	1.67%	1.70%	0.85%	7.40%	7.37%	6.87%
BLDRS Developed Markets 100 ADR Index Fund	17.07%	16.95%	17.04%	6.76%	6.80%	6.72%	0.27%	0.27%	0.14%	6.48%	6.50%	6.52%
BLDRS Emerging Markets 50 ADR Index Fund	23.33%	23.39%	23.33%	3.75%	3.76%	3.85%	0.05%	0.06%	0.15%	11.47%	11.42%	11.55%
BLDRS Europe Select ADR Index Fund	18.00%	18.47%	18.20%	6.60%	6.61%	6.90%	0.13%	0.14%	0.34%	6.74%	6.71%	7.04%

27

Supplemental Information (continued)

(Unaudited)

Cumulative Total Return

For the Period Ending September 30, 2017

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia 50 ADR Index Fund	17.83%	17.80%	17.41%	51.53%	52.29%	46.94%	17.98%	18.42%	8.83%	189.15%	188.09%	168.86%
BLDRS Developed Markets 100 ADR Index Fund	17.07%	16.95%	17.04%	38.68%	38.95%	38.42%	2.69%	2.70%	1.38%	154.55%	155.15%	156.08%
BLDRS Emerging Markets 50 ADR Index Fund	23.33%	23.39%	23.33%	20.21%	20.29%	20.78%	0.46%	0.57%	1.53%	403.13%	399.67%	408.32%
BLDRS Europe Select ADR Index Fund	18.00%	18.47%	18.20%	37.64%	37.70%	39.58%	1.30%	1.41%	3.44%	163.86%	162.99%	175.24%

(a)	Annualized and Cumulative Total Returns for the period since inception are calculated from the inception date of November 13, 2002. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

28

Tax Information

(Unaudited)

For the year ended September 30, 2017, the Funds report, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Asia	100%	0%
Developed Markets	100%	0%
Emerging Markets	100%	0%
Europe	100%	0%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2017, are as follows:

	Foreign Taxes Per Share	Income Per Share
Asia	$0.0749	$0.9335
Developed Markets	0.0625	0.8546
Emerging Markets	0.0725	0.8217
Europe	0.0619	0.8738

In January 2018, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2017.

29

This page has been left blank intentionally.

This page has been left blank intentionally.

This page has been left blank intentionally.

BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-BLDRS-AR-1